Summary of Significant Accounting Policies - Schedule of Year-End and Year-Average Exchange Rates (Details) - $: HK$ [Member]	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Year-end [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8	7.8	7.8
Year-average [Member]
Schedule of Year-End and Year-Average Exchange Rates [Line Items]
Year-end and year-average exchange rates	7.8	7.8	7.8